Note 9 - Stock-Based Compensation (Details) - Stock Options Outstanding (USD $)			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Range 0.90 to 1.00 [Member]	Mar. 31, 2014 Range 1.01 - 1.20 [Member]	Mar. 31, 2014 Range 1.21 - 1.55 [Member]	Mar. 31, 2014 Range 1.56 - 1.75 [Member]	Mar. 31, 2014 Range 1.76 - 2.00 [Member]	Mar. 31, 2014 Range 2.01 - 10.00 [Member]	Mar. 31, 2014 Range 10.01 - 15.00 [Member]	Mar. 31, 2014 Range 15.01 - 18.00 [Member]	Mar. 31, 2014 Range 18.01 - 20.00 [Member]	Mar. 31, 2014 Range 20.01 - 22.75 [Member]
Note 9 - Stock-Based Compensation (Details) - Stock Options Outstanding [Line Items]
Exercise Price - Lower Limit (in Dollars per share)			$ 0.90	$ 1.01	$ 1.21	$ 1.56	$ 1.76	$ 2.01	$ 10.01	$ 15.01	$ 18.01	$ 20.01
Exercise Price - Upper Limit (in Dollars per share)			$ 1.00	$ 1.20	$ 1.55	$ 1.75	$ 2.00	$ 10.00	$ 15.00	$ 18.00	$ 20.00	$ 22.75
Number of Options Outstanding	12,182,855	12,173,255	1,989,999	1,265,000	470,000	2,286,697	1,780,667	3,490,332	43,999	36,667	792,828	26,666
Weighted Average Remaining Contractual Life			7 years 7 days	9 years 76 days	8 years 204 days	8 years 36 days	5 years 171 days	3 years 58 days	3 years 332 days	3 years 324 days	3 years 321 days	4 years 47 days
Number of Exercisable Options	9,090,608		1,353,330		133,333	1,472,786	1,740,667	3,490,332	43,999	36,667	792,828	26,666